Expense Example (Invesco Van Kampen Limited Duration Fund, Institutional Class, USD $)	12 Months Ended
May 02, 2011
Invesco Van Kampen Limited Duration Fund | Institutional Class
Example
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 64
3 Years	202
5 Years	351
10 Years	$ 786